8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Related Party Liabilities
Years ended
	Services / Advances	December 31, 2019	December 31, 2018	December 31, 2017	As at	As at
					December 31, 2019	December 31, 2018
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services	$ 198,158	$ 228,455	$ 218,690	$319,029(b)	$ 62,754
Paul W. Kuhn (g)	Consulting, salaries, housing allowance and share-based payment	$ 217,248	$ 326,903	$ 335,970	$ 203,519	$ 33,523
Mark T. Brown (f)	Short-term loan	$ 16,000	$ Nil	$ Nil	$ 16,518	$ Nil
Paul L. Nelles (c)	Salaries and share-based payment	$ 8,070	$ 27,620	$ 23,320	$ 14,583	$ Nil
Mineralia (d)	Consulting	$ Nil	$ 157,536	$ 198,089	$ 14,948	$ 34,375
B&B Renting and Consulting Lda. (e)	Rent	$ Nil	$ Nil	$ 42,026	$ Nil	$ Nil
Adriano Barros (d)	Share-based payment	$ Nil	$ 5,369	$ 16,880	$ Nil	$ Nil
TOTAL:		$ 439,476	$ 745,883	$ 834,975	$ 568,597	$ 130,652